8. General and Administrative Expenses	12 Months Ended
Dec. 31, 2017
General And Administrative Expenses
General and Administrative Expenses

The following table shows the different types of expenses allocated to general and administrative costs for the years ended December 31:

	2015	2016	2017

Personnel expenses	3,658	4,729	4,521
Legal, consulting and audit fees	2,468	2,210	1,945
Operating lease expenses	89	111	126
Other expenses	1,333	1,273	1,394
	7,548	8,323	7,986